Directors and Senior Management - Summary of Directors and Senior Management Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 537	$ 531	$ 802
Total	13,209	13,386	14,316
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	18	26	23
Retirement benefits	3	3	3
Share-based compensation	15	14	17
Termination and related amounts	2	0	3
Total	$ 38	$ 43	$ 46